Quarterly Financial Information - Quarterly Information (Detail) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 1,256		$ 1,124	$ 1,058	$ 1,090	$ 1,203		$ 1,039	$ 958	$ 963	$ 1,045	$ 4,475		$ 4,005		$ 3,576
Costs and expenses:
Cost of revenue	(665)		(639)	(577)	(559)	(626)		(583)	(531)	(488)	(569)	(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses	(379)	[1]	(408)	(372)	(354)	(376)	[1]	(398)	(343)	(337)	(333)	(1,510)	[2]	(1,411)	[2]	(1,222)	[2]
Amortization expense	(47)		(48)	(51)	(55)	(54)		(42)	(56)	(55)	(53)	(208)		(206)		(201)
Total costs and expenses	(1,091)		(1,095)	(1,000)	(968)	(1,056)		(1,023)	(930)	(880)	(955)	(4,119)		(3,788)		(3,354)
Operating income	165		29	58	122	147		16	28	83	90	356		217		222
Loss on extinguishment of debt	0		0	(4)	0	(3)		0	(7)	(23)	(1)	(7)		(31)		(35)
Interest expense, net	(33)		(34)	(36)	(36)	(36)		(33)	(33)	(36)	(36)	(142)		(138)		(149)
Other income (expense)	(5)		19	(16)	29	28		2	394	(6)	4	60		394		(40)
Income (loss) before income taxes	127		14	2	115	136		(15)	382	18	57	267		442		(2)
Income tax (expense) benefit	(5)		77	12	(48)	(50)		2	(61)	(19)	(52)	(9)		(130)		151
Net (loss) income	122		91	14	67	86		(13)	321	(1)	5	258		312		149
Less: Income attributable to noncontrolling interest	(2)		(1)	(1)	0	0		(1)	(1)	(2)	(1)	(2)		(5)		(6)
Net (loss) income attributable to Warner Music Group Corp.	120		90	13	67	86		(14)	320	(3)	4	256		307		143
Depreciation expense	$ (24)		$ (18)	$ (15)	$ (14)	$ (14)		$ (14)	$ (15)	$ (14)	$ (12)	$ (61)		$ (55)		$ (50)

[1]	(a) Includes depreciation expense $ (24) $ (14)
[2]	(a) Includes depreciation expense of: $ (61) $ (55) $ (50)